HMN Financial, Inc. Financial Information (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 83,660	$ 67,840	$ 20,981	$ 16,418
Loans receivable, net	454,045	555,908
Prepaid expenses and other assets	1,566	2,262
Deferred tax asset, net	0	0
Total assets	653,327	790,155
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	6,465	5,205
Total liabilities	592,493	733,094
Serial preferred stock	25,336	24,780
Common stock	91	91
Additional paid-in capital	51,795	53,462
Retained earnings	47,004	42,983
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost 4,705,073 and 4,740,711 shares	(60,346)	(61,535)
Total stockholders' equity	60,834	57,061	69,547	99,938
Total liabilities and stockholders' equity	653,327	790,155
Parent Company [Member]
Assets:
Cash and cash equivalents	154	94	478	199
Investment in subsidiaries	63,165	57,465
Loans receivable, net	800	1,400
Prepaid expenses and other assets	14	35
Deferred tax asset, net	0	0
Total assets	64,133	58,994
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	3,299	1,933
Total liabilities	3,299	1,933
Serial preferred stock	25,336	24,780
Common stock	91	91
Additional paid-in capital	51,795	53,462
Retained earnings	47,004	42,983
Net unrealized gains (losses) on securities available for sale	(49)	471
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost 4,705,073 and 4,740,711 shares	(60,346)	(61,535)
Total stockholders' equity	60,834	57,061
Total liabilities and stockholders' equity	$ 64,133	$ 58,994